Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income before taxes on income resulting from domestic and foreign operations

	Year Ended December 31,
(in millions)	2025	2024	2023
Domestic operations	$276	$225	$184
Foreign operations	50	59	40
Total income before taxes	$326	$284	$224

Schedule of provision for taxes on income

	Year Ended December 31,
(in millions)	2025	2024	2023
Federal:
Current	$110	$103	$90
Deferred	(62)	(64)	(59)
Total federal	48	39	31
Foreign:
Current	30	24	21
Deferred	(12)	(9)	(10)
Total foreign	18	15	11
State and local:
Current	56	51	45
Deferred	(16)	(29)	(26)
Total state and local	40	22	19
Total provision for taxes	$106	$76	$61

Schedule of effective income tax rate reconciliation

	Year Ended
	December 31,
	2025
(in millions)	Amount	Percent
U.S. federal statutory tax rate	$68	21.0%
State & local income taxes, net of federal income tax(1)	31	9.6
Foreign tax effects
Canada
Local Taxes	4	1.1
Other	(2)	(0.6)
United Kingdom
Changes in valuation allowance	5	1.5
Other	(1)	(0.2)
Other foreign jurisdictions	2	0.7
Effect of cross-border tax laws	—	(0.1)
Tax credits	(3)	(0.9)
Nontaxable or nondeductible items	1	0.2
Changes in unrecognized tax benefits	1	0.2
Effective income tax rate	$106	32.5%
(1)	State and local taxes in New York, California and Virginia make up the majority of the tax effect in this category.

	Year Ended December 31,
	2024	2023
U.S. federal statutory income tax rate	21.0%	21.0%
State and local income taxes	6.0	6.3
Foreign operations	2.4	2.7
Stock-based compensation	(0.6)	(0.2)
Tax credits and incentives	(2.7)	(3.4)
Other, net	0.7	0.9
Effective income tax rate	26.8%	27.3%

Schedule of net income tax payments

Year ended
December 31,
(in millions)	2025
Federal	$—
State
Pennsylvania	2
Other	5
Foreign
Australia	3
Canada	15
Other	1
Total	$26

Schedule of components of deferred tax assets and liabilities

	December 31,
(in millions)	2025	2024
Deferred tax assets:
Accrued expenses	$15	$14
Losses and other carryforwards	5	—
Research & Development expenditures	46	34
Other	12	12
Total deferred tax assets	78	60
Deferred tax liabilities:
Goodwill and intangible assets	(1,066)	(1,141)
Other	(13)	(15)
Total deferred tax liabilities	(1,079)	(1,156)
Net deferred income tax asset before valuation allowance	(1,001)	(1,096)
Valuation allowance	(5)	—
Net deferred income tax liability	$(1,006)	$(1,096)
Reported as:
Non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	(1,006)	(1,096)
Net deferred income tax liability	$(1,006)	$(1,096)

Schedule of reconciliation of unrecognized tax benefits

	Year Ended December 31,
(in millions)	2025	2024	2023
Balance at beginning of year	$5	$4	$3
Additions based on tax positions related to the current year	—	1	1
Reduction for settlements	(3)	—	—
Balance at end of year	$2	$5	$4